Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	£ 262,572	[1]	£ 302,446
Derivative liabilities	(256,883)	[1]	(300,775)
Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	48,032,325		43,359,755
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	262,572		302,446
Derivative liabilities	(256,883)		(300,775)
Derivatives held for risk management | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	219,551		189,784
Derivatives held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	894		566
Derivative liabilities held for risk management	(1,136)		(980)
Derivatives held for trading | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	47,812,774		43,169,971
Derivatives held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	261,678		301,880
Derivative liabilities held for trading	£ (255,747)		£ (299,795)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.